UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR
            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

                 Investment Company Act file number 817-00841

                            BMO Partners Fund, L.P.
              ---------------------------------------------------
              (Exact name of registrant as specified in charter)

              360 Madison Avenue, 20th Floor, New York, NY 10017
          ---------------------------------------------------------
             (Address of principal executive offices) (Zip code)

     Dan I. Abrams, BMO Partners Fund, L.P., 360 Madison Avenue, 20th Floor,
                              New York, NY 10017
     -----------------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-661-2640

                  Date of fiscal year end: December 31, 2004

                    Date of reporting period: June 30, 2004



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.


                            BMO PARTNERS FUND, L.P.

                             FINANCIAL STATEMENTS
                                      AND
                             FINANCIAL HIGHLIGHTS

                                 JUNE 30, 2004

                            BMO PARTNERS FUND, L.P.



                                   CONTENTS



                                                                         Page

Financial Statements and Notes
  Statement of Assets and Liabilities                                     1
  Schedule of Investments in Securities                                 2 - 5
  Statement of Operations                                                 6
  Statements of Changes in Net Assets                                     7
  Notes to Financial Statements                                         8 - 11

Financial Highlights                                                   12 - 13

                          BMO PARTNERS FUND, L.P.

                   STATEMENT OF ASSETS AND LIABILITIES

                               JUNE 30, 2004


Assets
   Investments in securities, at fair value
      (cost $11,458,130)                                         $22,067,113
   Cash equivalents                                                6,488,024

   Dividends and interest receivable                                  34,628
   Investment securities sold                                      1,266,138
                                                                 -----------

      Total assets                                                29,855,903
                                                                 -----------

Liabilities
   Investment securities purchased                                   290,516
   Accrued liabilities                                                84,625
                                                                 -----------

      Total liabilities                                              375,141
                                                                 -----------


Net assets                                                        29,480,762
                                                                 ===========

Analysis of Net Assets:
   Partners' capital contributions and withdrawals, net          $ 4,206,960
   Accumulated net investment income and net realized
     gain on investments                                          14,664,819
   Accumulated net unrealized appreciation                        10,608,983
                                                                 -----------

   Net assets (equivalent to $10.50 per unit based
     on 2,807,545 units outstanding)                              29,480,762
                                                                 ===========


                    See notes to financial statements.

                             BMO PARTNERS FUND, L.P.

                     SCHEDULE OF INVESTMENTS IN SECURITIES

                                  JUNE 30, 2004


                                               Principal
                                                Amount or            Fair
                                                 Shares              Value
                                               ----------         ----------
Securities by industry
Common stocks (73.79%) (a)
  Energy (10.13%)
    Oil and gas
      Burlington Resources Inc.                  24,184           $  874,977
      Encana Corp.                               15,500              668,980
      Kerr-McGee Corp.                           14,200              763,534
      Noble Drilling Corp.                       17,900              678,231
                                                                  ----------

                                                                   2,985,722
                                                                  ----------

  Industrials (27.88%)
    Construction
      Fluor Corp.                                12,000              572,040

    Electrical equipment
      Comcast Corp., Class 'A'                   15,900              446,790
      Dover Corp.                                16,000              673,600
      Emerson Electric Company                   10,800              686,340
      Flextronics International Ltd.             29,000              462,550
      Garmin Ltd.                                 6,400              237,184
      Hubbell Inc., Class 'B'                    17,600              822,096
      Molex Incorporated                         25,618              698,859
      Rayovac Corp.                              16,400              460,840


                       See notes to financial statements.

                             BMO PARTNERS FUND, L.P.

                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                   (CONTINUED)

                                  JUNE 30, 2004



                                               Principal
                                                Amount or           Fair
                                                 Shares            Value
                                               ----------        ----------

Securities by industry (continued)
Common stocks (73.79%) (a) (continued)
  Industrials (27.88%) (continued)
    Industrial Conglomerates
      Cabot Corp.                                 8,300             337,810
      General Electric Company                   19,920             645,408
      Roper Industries Inc.                      18,590           1,057,771
      Tyco International Ltd.                    20,260             671,416

    Road and rail
      Union Pacific Corp.                         7,500             445,875
                                                                 ----------

                                                                  8,218,579
Consumer discretionary (3.03%)
    Media
      Liberty Media Corp.                        48,540             436,375
      Liberty Media International Inc.            6,397             237,329
      Scholastic Corp.                            7,360             220,432
                                                                 ----------

                                                                    894,136
                                                                 ----------
Healthcare (12.34%)
    Pharmaceuticals
      Abbott Laboratories                        15,820             644,823
      Baxter International                       29,300           1,011,143
      Johnson & Johnson                          15,900             885,630
      Pfizer Inc.                                25,450             872,426
      Vertex Pharmaceuticals, Inc.               20,700             224,388
                                                                 ----------

                                                                  3,638,410
                                                                 ----------


                       See notes to financial statements.

                             BMO PARTNERS FUND, L.P.

                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                   (CONTINUED)

                                  JUNE 30, 2004



                                               Principal
                                                Amount or           Fair
                                                 Shares            Value
                                               ----------        ----------

Securities by industry (continued)
Common stocks (73.79%) (a) (continued)
  Financials (12.83%)
    Banks
      Shinsei Bank Ltd.                          34,000             209,440

    Diversified Financials
      American Express Co.                       21,770           1,118,543
      Berkshire Hathaway Inc., Class 'B'            228             673,740
      CIT Group Inc.                             11,900             455,651
      Citigroup Inc.                              9,364             435,426
      Leucadia National Corp.                    17,880             888,636
                                                                 ----------

                                                                  3,781,436
                                                                 ----------
Insurance (7.58%)
      American International Group, Inc.         18,590           1,325,095
      HCC Insurance Holding, Inc.                27,250             910,423
                                                                 ----------

                                                                  2,235,518
                                                                 ----------

        Total common stocks                                      21,753,801
                                                                 ----------


                       See notes to financial statements.

                             BMO PARTNERS FUND, L.P.

                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                   (CONTINUED)

                                  JUNE 30, 2004



                                               Principal
                                                Amount or           Fair
                                                 Shares             Value
                                               ----------        -----------
U.S. government obligations (1.06%) (a)
  Fixed income
    U.S. government and agency bonds
      United States Treasury Note DD 11/15/98
      4.750% due 11/15/08                         300,000            313,312
                                                                 -----------

        Total 74.85% (cost $11,458,130)                          $22,067,113
                                                                 ===========


 (a) Percentage of net assets on the statement of assets and liabilities.


                       See notes to financial statements.

                           BMO PARTNERS FUND, L.P.

                           STATEMENT OF OPERATIONS

                        SIX MONTHS ENDED JUNE 30, 2004


Investment income
   Dividends                                                     $  148,332
   Interest                                                           8,802
                                                                 ----------

      Total income                                                  157,134
                                                                 ----------
Expenses
   Investment advisory fees                                          90,362
   Professional fees
      Legal                                                          28,061
      Accounting                                                     22,039
   Directors' fees                                                    5,000
   Banking and custodial fees                                         8,653
   Filing fees                                                          200
   Errors and omissions insurance                                    23,480
                                                                 ----------
      Total expenses                                                177,795


   Fees waived                                                      (44,486)
                                                                 ----------
      Net expenses                                                  133,309
                                                                 ----------

      Net investment income                                          23,825
                                                                 ----------

Realized and unrealized gain from investments
   Net realized gain from investments                             4,150,256
   Net change in unrealized depreciation on investments          (2,622,031)
                                                                 ----------

      Net realized and unrealized gain from investments           1,528,225
                                                                 ----------

Net increase in net assets resulting from operations              1,552,050
                                                                 ==========



                    See notes to financial statements.

                         BMO PARTNERS FUND, L.P.

                  STATEMENTS OF CHANGES IN NET ASSETS

                     SIX MONTHS ENDED JUNE 30, 2004
                   AND YEAR ENDED DECEMBER 31, 2003



                                                        2004           2003
                                                     -----------    ---------
                                                     (Unaudited)     (Audited)
Increase in net assets from operations
  Investment income - net                            $    23,825    $   83,213
  Net realized gain from investments                   4,150,256       227,747
  Net change in unrealized (depreciation)
    appreciation on investments                       (2,622,031)    5,341,640
                                                     -----------    ----------


      Net increase in net assets resulting
        from operations                                1,552,050     5,652,600

Unit share transactions, net                          (2,281,672)    1,124,933
                                                     -----------    ----------

Total (decrease) increase                               (729,622)    6,777,533

Net assets - beginning of period                      30,210,384    23,432,851
                                                     -----------    ----------

Net assets - end of period                            29,480,762    30,210,384
                                                     ===========    ==========



                       See notes to financial statements.

                            BMO PARTNERS FUND, L.P.

                         NOTES TO FINANCIAL STATEMENTS


NOTE 1 - NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING
         POLICIES

         Nature of Business
         ------------------

         BMO Partners Fund, L.P. ("Partnership") is registered under the Investment Company Act of 1940 as a closed-end management investment company. The Partnership was organized under the laws of the State of Delaware in 1991 as a limited partnership for the purpose of investing in publicly traded equity and debt securities. The Partnership maintains its general office in New York City.

         Security Valuation
         ------------------

         Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price.

         Repurchase Offers
         -----------------

         The Partnership has adopted a fundamental policy pursuant to which each fiscal quarter, the Partnership will offer to repurchase at least 5% and up to 25% of its Units, as determined by the Board of Directors. The repurchase price shall be the per unit net asset value on the repurchase pricing date, which shall be the last business day of the calendar quarter, and payment for all units repurchased pursuant to these offers will be made not later than 7 days after the repurchase pricing date.

         The repurchase offers for the six months ended June 30, 2004 were as follows:


     Date of                 Repurchase                           Amount
Repurchase Offer            Offer Amount           Units         Tendered         Month Paid

November 25, 2003           Up to 25% of          219,314        $2,182,243      January 2004
                         outstanding units
February 25, 2004           Up to 25% of           81,932        $  826,329       April 2004
                         outstanding units
May 26, 2004                Up to 25% of          628,102        $6,596,265       July 2004
                         outstanding units


                            BMO PARTNERS FUND, L.P.

                         NOTES TO FINANCIAL STATEMENTS


NOTE 1 - NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING
         POLICIES (CONTINUED)

         Cash Equivalents
         ----------------

         Cash equivalents consist of amounts held in money market accounts whose fair value approximates their carrying amount. At June 30, 2004 and throughout the period, the Partnership maintained balances in excess of federally insured limits. The Partnership has not experienced any losses in such accounts and believes it is not subject to any significant credit risk with respect to cash equivalents.

         Income Taxes
         ------------

         As a limited partnership, the partners are required to include their proportionate share of the Partnership's taxable income or loss on their respective income tax returns. Accordingly, there is no provision for federal, state or city income taxes in these financial statements.

         The Partnership is not subject to the New York City unincorporated business tax since its sole activity is investing for its own account.

         Use of Estimates
         ----------------

         The preparation of financial statements in conformity with generally accepted accounting principles requires the general partner to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

         Other
         -----

         The Partnership records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Realized gains and losses from securities transactions are recorded on a specific identification basis.

                            BMO PARTNERS FUND, L.P.

                         NOTES TO FINANCIAL STATEMENTS


NOTE 2 - INVESTMENT TRANSACTIONS

         Purchases and sales of investment securities (excluding U.S. government obligations) were $864,423 and $8,479,367, respectively.

         The U.S. federal income tax basis of the Partnership's investments at June 30, 2004 was $11,458,130 and net unrealized appreciation for U.S. federal income tax purposes was $10,608,983.

NOTE 3 - UNIT SHARE TRANSACTIONS

         As of June 30, 2004 and December 31, 2003, there were 2,807,545 and 3,036,127 units outstanding, respectively. Transactions in units were as follows:



                                    Unit Shares                     Amount
                                    -----------           --------------------------
                                For the      For the        For the          For the
                              Six Months      Year        Six Months          Year
                                 Ended        Ended         Ended             Ended
                                June 30,   December 31,    June 30,        December 31,
                                 2004         2003           2004             2003
                             -----------   ------------   ----------       ------------


Units/Amount Sold               72,664       344,779     $  726,899       $ 2,916,749

Units/Amount
  Repurchased                  301,246       217,268      3,008,571         1,791,816
                              ---------      -------     -----------       ----------

 Net (decrease) increase      (228,582)      127,511    $(2,281,672)      $ 1,124,933
                              =========      =======    ============      ===========


NOTE 4 - INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH
         AFFILIATE

         The Partnership receives investment management and advisory services under a management agreement (the "Agreement") that provides for fees to be paid at an annual rate of 1% of the first $5,000,000 in average daily net assets, 0.75% on the second $5,000,000 in average daily net assets, and 0.50% in average daily net assets over $10,000,000. A partner of the Partnership is also a partner of the investment adviser. Investment advisory fees charged to operations for the six months ended June 30, 2004 were $45,876. Included in accrued liabilities in the statement of assets and liabilities at June 30, 2004 are investment advisory fees payable of $45,876.

                            BMO PARTNERS FUND, L.P.

                         NOTES TO FINANCIAL STATEMENTS


NOTE 4 - INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH
         AFFILIATE (CONTINUED)

         The current agreement provides for an expense reimbursement from the investment adviser if the Partnership's total expenses exceed .93% of the Partnership's net asset value. The expense cap limitation is at the discretion of the investment adviser and the Board of Directors and can be waived voluntarily at any time. During the six months ended June 30, 2004, the investment adviser voluntarily waived $44,486.

NOTE 5 - BOARD OF DIRECTORS FEES

         Directors are compensated at an annual retainer rate of $3,000 plus $500 per meeting attended plus out-of-pocket expenses. Board of directors fees charged to operations for the six months ended June 30, 2004 were $5,000.

NOTE 6 - CONCENTRATIONS OF CREDIT RISK

         Financial instruments that potentially subject the Partnership to concentrations of credit risk consist primarily of cash equivalents and investments. The Partnership maintains cash and cash equivalents, short and long-term investments and other financial instruments at a major financial institution.

                            BMO PARTNERS FUND, L.P.
                             FINANCIAL HIGHLIGHTS



                                                       Six Months
                                                          Ended                    Year Ended December 31, (Audited)
                                                        June 30,    -------------------------------------------------------------
                                                          2004*        2003         2002         2001         2000**     1999***
                                                       ----------   ----------   ---------    ----------    ---------   ---------
                                                       (Unaudited)


Per Unit Share Operating Performance
  (For a unit share outstanding throughout
     the period):
  Net asset value, beginning of period                 $     9.95   $     8.06   $   10.16    $    10.71    $   10.00   $       -
                                                       ----------   ----------   ---------    ----------    ---------   ---------

Income (loss) from investment operations:
  Net investment income                                      0.01         0.02        0.02          0.04         0.01           -
  Net realized and unrealized gain (loss)
    on investment transactions                               0.54         1.87       (2.12)        (0.59)        0.70           -
                                                       ----------   ----------   ---------    ----------     --------   ---------

      Total income (loss) from investment operations         0.55         1.89       (2.10)        (0.55)        0.71           -
                                                       ----------   ----------   ---------    ----------     --------   ---------

Net asset value, end of period                         $    10.50   $     9.95   $    8.06    $    10.16     $  10.71   $       -
                                                       ==========   ==========   =========    ==========     ========   =========

Total return                                                 5.53%       23.45%     (20.67)%       (5.14)%       7.10%          -



                      See notes to financial statements.

                               FINANCIAL HIGHLIGHTS
                                   (CONTINUED)


                                     Six Months
                                        Ended                       Year Ended December 31, (Audited)
                                      June 30,                 -----------------------------------------
                                        2004*           2003               2002            2001            2000**          1999***
                                     -----------      --------          ---------       ----------      ----------      ----------
                                     (Unaudited)
Supplemental Data:

  Net assets, end of period         $29,480,762       $30,210,384       $23,432,851      $29,365,745     $31,644,252    $31,383,636

  Ratio to average net assets:
    Expenses                              0.45%****         0.88%****         0.91%****        0.67%****       0.99%          0.81%
    Net investment income                 0.08%****         0.31%****         0.24%****        0.36%****       0.08%          0.52%
  Portfolio turnover rate                 2.96%            12.11%            10.89%            7.62%          27.19%         15.91%


* Not annualized for periods less than one year.


** Period from May 9, 2000 (inception) to December 31, 2000.

*** Per unit share operating performance is not presented for the year 1999 due to the conversion of partners' contributions into investment units in 2000. The fund became a registered investment fund as of May 9, 2000 and began utilizing the unitized net asset value method after this date. Thus, the per unit share operating performance calculation is not applicable for periods prior to May 9, 2000.

**** Such percentages are after advisory fee waivers. The advisor voluntarily waived a portion of its advisory fee (equal to .15%, .27%, .26% and .16% of average net assets) in 2004, 2003, 2002 and 2001, respectively.



                      See notes to financial statements.

Item 2.  Code of Ethics.

(a) Not applicable to semi-annual reports.

(b) Not applicable.

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal six-month period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1)   Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  BMO Partners Fund, L.P.

By:          /s/ John C. Beck
             ------------------------------------------
             John C. Beck
             President and Chief Executive Officer
             (principal executive officer)

By:          /s/ Dan I. Abrams
             ------------------------------------------
             Dan I. Abrams
             Treasurer and Chief Financial Officer
             (principal financial officer)

Date:        September 7, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:          /s/ John C. Beck
             ------------------------------------------
             John C. Beck
             President and Chief Executive Officer
             (principal executive officer)

By:          /s/ Dan I. Abrams
             ------------------------------------------
             Dan I. Abrams
             Treasurer and Chief Financial Officer
             (principal financial officer)

Date:        September 7, 2004